Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Acquisition Activity

Acquisition activity

Acquisition consideration is as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Businesses acquired, net of cash	741	555
Investments in businesses	54	37
Asset acquisitions	13	15
Deferred and contingent consideration payments	35	15
Total	843	622

Summary of Brief Description of the Most Significant Acquisition

The following provides a brief description of the most significant acquisitions completed during 2025 and 2024:

Date	Company	Acquiring Segments	Description
September 2025	Additive AI, Inc. ("Additive")	Tax, Audit & Accounting Professionals

Uses AI to automate tax document processing for tax and accounting professionals. Additive's GenAI-native platform ingests and parses complex U.S. federal tax forms, including schedule K-1, during tax preparation.

January 2025	cPaperless, LLC ("SafeSend")	Tax, Audit & Accounting Professionals

A U.S. based cloud-native provider of technology for tax and accounting professionals. SafeSend automates the “last-mile” of the tax return, including assembly, review, taxpayer e-signature, and delivery.

October 2024	Credere Technologies, Inc., doing business as Materia	Tax, Audit & Accounting Professionals	Specializes in the development of an agentic AI assistant for the tax, audit and accounting profession.
January 2024	Pagero Group AB (publ) (“Pagero”)	Corporates	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
January 2024	World Business Media Limited (“The Insurer”)	Reuters	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.

Summary of Net Assets Acquired

The details of net assets acquired, including purchase price adjustments, are as follows:

(millions of U.S. dollars)		2025
	SafeSend	Other	Total
Cash and cash equivalents	14	6	20
Trade receivables	12	1	13
Prepaid expenses and other current assets	2	-	2
Current assets	28	7	35
Property and equipment	1	-	1
Software	225	63	288
Other identifiable intangible assets	38	6	44
Other non-current assets	1	-	1
Total assets	293	76	369
Payables and accruals	(4)	-	(4)
Deferred revenue(1)	(16)	(2)	(18)
Current liabilities	(20)	(2)	(22)
Other financial liabilities	(1)	-	(1)
Deferred tax	(49)	(14)	(63)
Total liabilities	(70)	(16)	(86)
Net assets acquired	223	60	283
Goodwill	376	102	478
Total	599	162	761
Businesses acquired, net of cash	585	156	741

(millions of U.S. dollars)		2024
	Pagero	Other	Total
Cash and cash equivalents	10	6	16
Trade receivables	21	3	24
Prepaid expenses and other current assets	6	1	7
Current assets	37	10	47
Property and equipment	8	-	8
Software	255	51	306
Other identifiable intangible assets	30	18	48
Equity method investments	45	-	45
Other non-current assets	4	-	4
Total assets	379	79	458
Payables and accruals	(39)	(1)	(40)
Current taxes payable	(1)	(1)	(2)
Deferred revenue(1)	(17)	(5)	(22)
Other financial liabilities	(2)	(6)	(8)
Current liabilities	(59)	(13)	(72)
Long-term indebtedness	(48)	-	(48)
Provisions and other non-current liabilities	(1)	-	(1)
Other financial liabilities	(14)	(23)	(37)
Deferred tax	(33)	(17)	(50)
Total liabilities	(155)	(53)	(208)
Net assets acquired	224	26	250
Goodwill	573	141	714
Less: Fair value of previously held financial asset through other comprehensive income	-	(5)	(5)
Total	797	162	959
Businesses acquired, net of cash	399	156	555
Non-controlling interests	388	-	388
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